Gains and losses on disposal and main changes in scope of consolidation	12 Months Ended
Dec. 31, 2021
Gains and losses on disposal and main changes in scope of consolidation [abstract]
Gains and losses on disposal and main changes in scope of consolidation

Note 3    Gains and losses on disposal and main changes in scope of consolidation

3.1    Gains (losses) on disposal of fixed assets, investments and activities

(in millions of euros)	2021	2020	2019
Gains (losses) on disposal of fixed assets (see Note 8.1)	52	221	303
Gains (losses) on disposal of investments and activities (see Note 3.2)	2,455	7	(26)
Gain (losses) on disposal of fixed assets, investments and activities	2,507	228	277

The results of the disposal of BT shares in 2019 are presented in net finance costs in the income statement and detailed in Note 13.6.

3.2    Main changes in the scope of consolidation

Changes in the scope of consolidation during 2021

Disposal of 50% of the capital of Orange Concessions

On 3 November 2021, after receiving final approvals of the antitrust and local authorities, the Orange group sold a 50% stake of Orange Concessions to the HIN consortium (gathering La Banque des Territoires, CNP Assurances and EDF Invest) for an amount of 1,053 million euros, resulting in the loss of Orange's exclusive control over this entity and its subsidiaries. In accordance with standard practice in this type of transaction, the amount received by Orange is subject to price adjustments in the months following the transaction.

The transaction also includes a call option for the acquisition of an additional 1%, exercisable by Orange during the second quarter of the years 2025 to 2027. Guarantees, which are customary in this type of transaction, have also been granted (see note 16 "Contractual obligations and off-balance sheet commitments").

As part of the transaction, 43 million euros was also received as compensation for a shareholder loan between Orange and Orange Concessions that existed prior to the disposal date. In addition, in November 2021, Orange Concessions repaid approximately 620 million euros of loans contracted, before the transaction date, with Orange SA following the issuance of bank loans by Orange Concessions.

Following this transaction, Orange Concessions is 50% co-owned by Orange and 50% by the consortium which have joint control over this entity, which comprises 24 subsidiaries that hold Public Initiative Networks (PIN) contracts with local authorities in mainland France and the French overseas territories.

This investment has been accounted for using the equity method since November 3, 2021. The fair value of the remaining stake retained by the Orange group (corresponding to 50% of the capital of Orange Concessions) amounts to 1,053 million euros (see Note 11 "Interests in associates and joint ventures").

This transaction was reflected in the Group's consolidated income statement as follows:

(in millions of euros)	At disposal date
Sale price of 50% of Orange Concessions' shares to the Consortium	1,053
Reameasurement at fair value of remaining interests held by Orange	1,053
Fair value of Orange Concessions at the disposal date (a)	2,107
Net book value and transaction costs related to sale of Orange Concessions (b)	17
Gain resulting from the loss of exclusive control on Orange Concessions (a)+(b)	2,124
Tax cost related to sale of the shares	(47)
Net gain resulting from the loss of exclusive control on Orange Concessions	2,077

The effects of the disposal of Orange Concessions shares presented in the cash flow statement are as follows:

(in millions of euros)	At disposal date
Sale price of sold shares, net of transaction costs	1,046
Tax costs related to sale of Orange Concessions' shares	(47)
Transferred cash of Orange Concessions	(242)
Sales of investment securities, net of cash transferred	758

The following assets and liabilities of Orange Concessions and its subsidiaries were derecognized on the date of disposal:

At disposal date
(in millions of euros)
Assets	1,374
Intangible and tangible assets	925
Financial assets	76
Trade receivables	71
Other assets	60
Cash and cash equivalents	242
Liabilities	1,374
Net equity	(62)
Trade payables	632
Financial liabilities	710
Other liabilities	94

Income statement
Revenues	471
Operating Income	(23)
Finance cost, net	(21)
Income taxes	(11)
Net income	(55)

Disposal of 50% of a subsidiary of Orange Polska in the context of the creation of a FiberCo in Poland

On August 31, 2021, Orange Polska and the APG Group finalized a share sale agreement under which the Group sold a 50% stake in Światłowód Inwestycje Sp. z o.o., Orange Polska's wholly owned "FiberCo" entity, whose scope of activity includes building fiber infrastructure and offering wholesale access services to other operators.

The net tax gain associated with the loss of control in the FiberCo, recognized in the consolidated income statement, amounted to 310 million euros and breaks down as follows:

(in millions of euros)	At disposal date
Sale price of 50% of FiberCo's shares sold to APG Group	292
Reameasurement at fair value of remaining interests hold by Orange Polska	292
Fair value of the FiberCo shares at the disposal date (a)	584
Net book value and transaction costs related to sale of the FiberCo (b)	(244)
Gain resulting from the loss of control on the FiberCo (a)+(b)	340
Tax cost related to sale of the shares	(30)
Net gain resulting from the loss of exclusive control on FiberCo	310

The sale price of the shares sold amounts to 292 million euros, of which 202 million euros was received in cash and 90 million euros to be received during the fiscal years 2022 through 2026, subject to compliance with the Fiberco entity's network deployment schedule.

Below are the effects of the disposal of FiberCo's shares in the cash flow statement (cash-flows related to investment activities):

(in millions of euros)	At disposal date
Sale price of sold shares, net of transaction costs	288
Tax costs related to the transaction (VAT and income tax)	(61)
Transferred cash of the sold entity	(5)
Receivables on sale of shares	(90)
Sales of investment securities, net of cash transferred	132

The following assets and liabilities of FiberCo were derecognized on the date of disposal:

(in millions of euros)	At disposal date

Assets	297
Tangible assets	87
Operating taxes assets	46
Prepaid expenses	154
Other assets	5
Cash and cash equivalents	5
Liabilities	297
Equity	240
Non current financial liabilities	36
Other liabilities	21

Guarantees, customary in this kind of transaction, were granted. The transaction also includes:

●	an obligation on each party to refinance the entity for around 66 million euros between 2023 and 2026,
●	a call option for an additional stake of approximately 1% in Światłowód Inwestycje exercisable by Orange Polska over the fiscal years 2027 through 2029.

As of August 31, 2021, Światłowód Inwestycje became a jointly controlled entity with the APG Group accounted for using the equity method (see Note 11 "Interests in associates and joint ventures").

Takeover of Telekom Romania Communications

On September 30, 2021, Orange Romania completed the acquisition of a 54% majority stake in Telekom Romania Communications and the takeover of an MVNO contract previously concluded between Telekom Romania Communications and Telekom Romania Mobile, for an amount of 296 million euros. This transaction aims at accelerating Orange Romania's ambitions to become a major convergent operator for customers in the Romanian market.

In accordance with standard practice in this type of transaction, the amount paid by Orange Romania is subject to price adjustments in the months following the transaction.

(in millions of euros)	At acquisition date
Acquisition cost	296
Cash acquired	(90)
Cash paid for investment securities, net of cash acquired	206

In accordance with IFRS 3 — Business Combinations, the Group has one year from the acquisition date to measure the fair value of identifiable assets acquired and liabilities assumed. This work has not yet been finalized. The amounts disclosed below at December 31, 2021 are therefore provisional and will be reviewed during the first half of 2022.

(in millions of euros)	At acquisition date
Purchase price related to the acquisition of the 54% share	296
Fair value of the non-controlling interests	251
Acquisition cost (a)	547
Net book value acquired before purchase price allocation (b)	275
Preliminary goodwill (a)-(b)	272

In 2021, Telekom Romania Communications' contribution to Group revenues, from the date of acquisition, amounts to 139 million euros.

Liability guarantees, which are customary in this type of transaction, were also granted to Orange.

Conditional voluntary public tender offer on shares of Orange Belgium

On April 8, 2021, Orange SA launched a conditional voluntary public tender offer on 46.97% of the capital of Orange Belgium, corresponding to the balance of remaining shares not held directly and indirectly, at a price of 22 euros per share. The offer was opened from April 8 to 23, 2021 and then voluntarily reopened from April 28 to May 4 under the same conditions. Following this offer, Orange SA directly and indirectly held 76.97% of the share capital of Orange Belgium.

The total acquisition cost of these shares amounts to 316 million euros. This share offer did not change the Orange group's pre-existing control over Orange Belgium, its subsidiaries and non-consolidated shares. Thus, in the consolidated financial statements, this transaction results in an effect of (316) million euros on shareholders' equity (including (172) million euros relating to the portion attributable to the owners of the parent company and (144) million euros relating to the portion attributable to non-controlling interests).

This change in the percentage share held by Orange is shown in the financing flows in the statement of cash flows.

Ongoing transactions as at December 31, 2021

Signing of an agreement with Nethys for the acquisition of a majority block of approximately 75% of the capital of VOO in Belgium

On December 24, 2021, Orange Belgium announced the signing of an agreement to acquire 75% of the capital less one share of VOO SA. This transaction is intended to support Orange Belgium's national convergent strategy and is expected to generate significant synergies, mainly related to the transfer of VOO's MVNO business to the Orange Belgium network.

Completion of the transaction is subject to the customary conditions precedent, including the approval of the European Commission expected in 2022. The transaction values VOO SA at an enterprise value of 1.8 billion euros for 100% of the capital.

At the end of the transaction, Nethys will retain a minority stake in VOO and governance rights to ensure the completion of the industrial and social project. The transaction also includes the option for Nethys to convert its stake in VOO into Orange Belgium shares.

Changes in the scope of consolidation during 2020

Squeeze-out offer on Business & Decision shares

On May 28, 2020, Orange Business Services launched a mandatory public buyout offer for all the shares of Business & Decision not yet held by the Group, representing 6.38% of the capital.

This offer closed on July 8 and was followed by the effective delisting of Business & Decision shares on July 13, 2020.

Following this public buyout offer and the acquisition of the remaining shares of capital over the second half of the year for an amount of (4) million euros, Orange now holds 100% of the shares of Business & Decision.

Changes in the scope of consolidation during 2019

Acquisitions of SecureLink and SecureData

On January 31, 2019, Orange acquired a 100% equity interest in SecureData, a provider of cyber security solutions in the United Kingdom for 100 million euros.

On July 8, 2019, the Group acquired 100% of SecureLink, an independent cyber security operator in Europe, for 377 million euros.

At acquisition date	SecureLink	SecureData
(in millions of euros)
Acquisition cost	377	100
Cash acquired net of transaction costs	(6)	(5)
Cash paid for investment securities, net of cash acquired	371	95

Goodwill was recognized in the amount of 392 million euros as a result of the acquisition of Securelink and 97 million euros as a result of the acquisition of SecureData, after allocation of the purchase price to identifiable assets acquired and liabilities assumed.

At acquisition date	SecureLink	SecureData
(in millions of euros)
Acquisition cost (a)	377	100
Net book value acquired	(153)	(32)
Effects of fair value measurement:
Customer relationship(1)	181	43
Trademark	—	—
Other intangibles	—	—
Net deferred tax	(43)	(8)
Net asset remeasured at fair value (b)	(15)	3
Goodwill (a)-(b)	392	97
(1)	Depreciation between 12 and 16 years according to the type of clients.

Fair values were measured using the excess earnings method for the customer base. Goodwill was primarily related to the acquisition of future customers.

The SecureLink and SecureData acquisition effect on revenue, in 2019, amounted to 154 million euros and 47 million euros, respectively.

Business & Decision

Since December 31, 2018, Orange has acquired 5.4% of the capital of Business & Decision for 3 million euros. At December 31, 2019, Orange owned 93.6% of the capital of Business & Decision. This change in the percentage share held by Orange with no gain, or loss, of control, was shown in the financing flows in the statement of cash flows.

Sale of Orange Niger

On November 22, 2019, Orange sold its 95.5% holding in Orange Niger to Zamani Com S.A.S, a company that is wholly owned by Orange Niger minority shareholders. This sale had no material impact on the Group's financial statements.

Accounting policies

Changes in the scope of consolidation

Entities are fully consolidated if the Group has the following:

–  power over the investee; and

–  exposure, or rights, to variable returns from its involvement with the investee; and

–  the ability to use its power over the investee to affect the amount of the investor’s returns.

When assessing control, IFRS 10 requires judgment and continuous assessment.

Clarifications of when the ownership interest does not imply a de facto presumption are provided in Note 20 which lists the main consolidated entities.

Joint ventures and companies over which the Group exercises significant influence (generally corresponding to an ownership interest of 20% to 50%) are accounted for using the equity method.

When assessing the level of control or significant influence exercised over a subsidiary or associate, the existence and effect of any exercisable or convertible potential voting rights at the closing date is taken into account.

Takeovers (business combinations)

Business combinations are accounted for using the acquisition method:

–  the acquisition cost is measured at the fair value of the consideration transferred, including all contingent consideration, at the acquisition date. Subsequent changes in the fair value of contingent consideration are accounted for either through profit or loss or through other comprehensive income, in accordance with the applicable standards;

–  goodwill is the difference between the consideration transferred and the fair value of the identifiable assets and liabilities assumed at the acquisition date, and is recognized as an asset in the statement of financial position. Considering the Group’s activity, the fair values of the identifiable assets relate mainly to licenses, customer bases and brands (which cannot be capitalized when developed in-house), generating induced deferred taxes. The fair value of these assets, which cannot be observed, is established using commonly adopted methods, such as those based on revenues or costs (e.g.: the "Greenfield" method for the valuation of licenses, the "relief from royalty" method for the valuation of brands and the "excess earnings" method for customer bases).

For each business combination with an ownership interest below 100%, non-controlling interest is measured:

–  either at its fair value: in which case, goodwill is recognized for the portion relating to non-controlling interests;

–  or proportionate to its share of the acquiree's identifiable net assets: in which case, goodwill is only recognized for the share acquired.

Acquisition-related costs are directly recognized in operating income in the period in which they are incurred.

When a business combination is achieved in stages, the previously held equity interest is re-measured at fair value at the acquisition date through operating income. The related other comprehensive income, if any, is fully reclassified to profit or loss.

Loss of exclusive control resulting from the partial disposal of consolidated shares

A loss of exclusive control by the Group over one of its subsidiaries results in the recognition of a capital gain or loss on the disposal, and in the revaluation at fair value of the residual share retained in accordance with the requirements of IFRS 10 applicable in the event of a loss of control.

Internal transfer of consolidated shares

IFRS do not address the accounting treatment for the transfer of consolidated shares within the Group resulting in changes in ownership interest. The Group applies the following accounting policy:

–  the transferred shares are carried at historical cost and the gain or loss on the transfer is fully eliminated in the acquirer’s accounts;

–  the non-controlling interests are adjusted to reflect the change in their share in the equity against Group retained earnings, with no impact on profit and loss and equity.

Assets held for sale

The Group qualifies an asset or group of assets as “held for sale” when:

–  the management is committed to a plan to sell;

–  the asset is available for immediate sale in its current state (subject to any conditions precedent that are usual in such disposals); and

–  the sale is highly probable, within 12 months.

Thus, when the Group is committed to a plan to sell involving the loss of control or significant influence over one of its assets, it classifies all assets and liabilities of the entities concerned under a separate line in the statement of financial position: "Assets/Liabilities held for sale", at a value equal to the lower of the net carrying value and the fair value net of disposal costs.

In addition, when the asset or group of assets held for sale represents a major line of an operating segment, its contribution to the income statement is presented separately below “consolidated net income of continuing operations” and its cash flow contribution is presented in the statement of cash flows.